Total Equity (Tables)	12 Months Ended
Dec. 31, 2024
Total Equity
Schedule of Number of Shares

	Issued	Treasury
Millions	Capital	Shares
1/1/2022	1,228.5	-48.9
Purchase of treasury shares	0	-15.7
Reissuance of treasury shares under share-based payments	0	3.3
12/31/2022	1,228.5	-61.4
Purchase of treasury shares	0	-7.6
Reissuance of treasury shares under share-based payments	0	7.7
12/31/2023	1,228.5	-61.3
Purchase of treasury shares	0	-10.9
Reissuance of treasury shares under share-based payments	0	10.2
12/31/2024	1,228.5	-61.9

Schedule of Other Components of Equity

€ millions	Exchange	Cash Flow	Total
	Differences	Hedges/Cost of
		Hedging
1/1/2022	1,830	-22	1,808
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,186	39	2,224
12/31/2022	4,015	16	4,031
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	-1,597	-8	-1,605
12/31/2023	2,418	9	2,426
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,372	-24	2,349
12/31/2024	4,790	-15	4,775